INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of amortizing intangible assets and indefinite-lived intangible assets

	December 31, 2018
	Weighted
	average
	amortization		Gross carrying	Accumulated	Impairment	Net carrying
	period		amount	amortization	loss	amount
Amortizing intangible assets:
Customer list	6	years	239,309	(93,065)	(78,000)	68,244
Trademark	10	years	150,637	(35,149)	(56,000)	59,488
Acquired software	10	years	19,452	(7,086)	—	12,366
Subtotal			409,398	(135,300)	(134,000)	140,098
Indefinite-lived intangible assets:
Operating Licenses and Trading Rights			190,149	—	—	190,149
Subtotal			190,149	—	—	190,149
Total intangible assets (RMB)			599,547	(135,300)	(134,000)	330,247
Total intangible assets (USD) unaudited			87,200	(19,679)	(19,489)	48,032

	December 31, 2017
	Weighted
	average
	amortization		Gross carrying	Accumulated	Net carrying
	period		amount	amortization	amount
Amortizing intangible assets:
Customer list	6	years	239,309	(53,180)	186,129
Trademark	10	years	150,637	(20,085)	130,552
Acquired software	10	years	14,848	(3,290)	11,558
Subtotal			404,794	(76,555)	328,239
Indefinite-lived intangible assets
Operating Licenses and Trading Rights			105,744	—	105,744
Subtotal			105,744	—	105,744
Total intangible assets (RMB)			510,538	(76,555)	433,983